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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tinicum Lantern II L.L.C.
Address:   800 Third Avenue
           40th Floor
           New York, New York 10022

Form 13F File Number: 28-12764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric M. Ruttenberg
Title:    Managing Member
Phone:    (212) 446-9300

Signature, Place, and Date of Signing:


/s/ Eric M. Ruttenberg
---------------------------   New York, New York     November 3, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $203,910 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      FORM 13F INFORMATION TABLE

                                                       VALUE     SHARES/  SH  PUT/ INVEST   OTHER         VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCR   MANAGERS   SOLE      SHARED     NONE
---------------------------- -------------- --------- --------   -------  --- ---- ------ --------- ---------- --------- --------
BREEZE EASTERN CORP               COM       106764103 17,205    2,511,667  SH      SOLE              2,511,667
CHURCHILL DOWNS INC               COM       171484108  5,315      148,802  SH      SOLE                148,802
CYMER INC                         COM       232572107 78,803    2,125,203  SH      SOLE              2,125,203
LAWSON PRODS INC                  COM       520776105    295       19,300  SH      SOLE                 19,300
NUTRI SYS INC NEW                 COM       67069D108 25,012    1,300,000  SH      SOLE              1,300,000
SEAGATE TECHNOLOGY PLC            SHS       G7945M107  2,745      233,100  SH      SOLE                233,100
SIMPSON MANUFACTURING CO INC      COM       829073105  7,951      308,400  SH      SOLE                308,400
TECHNITROL INC                    COM       878555101  4,234      960,100  SH      SOLE                960,100
TRIMAS CORP                       COM NEW   896215209 14,106      949,900  SH      SOLE                949,900
WESTERN DIGITAL CORP              COM       958102105  3,705      130,500  SH      SOLE                130,500
X-RITE INC                        COM       983857103 44,539   11,751,792  SH      SOLE             11,751,792
